Offerings - Offering: 1	Oct. 11, 2024 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 780,600,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 119,509.86